INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S. statutory corporate tax rate beginning in 2018	21.00%
Increase (decrease) in valuation allowance	$ (5,063,000)	$ 1,065,000
Net operating loss carry forwards	$ 38,666,000
Net operating loss carry forwards expiration date	Dec. 31, 2037